Note 12 - Income Tax (Details) - Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits [Abstract]
Balance	$ 292	$ 494	$ 696
Increases based on tax positions related to 2015	$ (202)
Reduction for lapses in applicable statutes of limitations		$ (202)